UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2552

Waddell & Reed Advisors Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Accumulative Fund
March 31, 2007
COMMON STOCKS	Shares	Value

Air Transportation - 2.45%
AMR Corporation*	230,000	$7,003,500
Southwest Airlines Co.	1,825,000	26,827,500
UTi Worldwide Inc.	600,000	14,727,000
		48,558,000
Aircraft - 5.36%
Boeing Company (The)	550,000	48,900,500
Rockwell Collins, Inc.	350,000	23,425,500
United Technologies Corporation	525,000	34,125,000
		106,451,000
Banks - 2.90%
Bank of America Corporation	675,000	34,438,500
Citigroup Inc.	450,000	23,103,000
		57,541,500
Beverages - 1.89%
Coca-Cola Company (The)	300,000	14,400,000
PepsiCo, Inc.	365,000	23,199,400
		37,599,400
Broadcasting - 1.33%
Comcast Corporation, Class A*	1,020,000	26,448,600

Business Equipment and Services - 0.78%
Bucyrus International, Inc., Class A	300,000	15,438,000

Capital Equipment - 0.58%
Illinois Tool Works Inc.	225,000	11,610,000

Chemicals - Petroleum and Inorganic - 3.52%
E.I. du Pont de Nemours and Company	300,000	14,829,000
Monsanto Company	625,000	34,350,000
UAP Holding Corp.	800,000	20,676,000
		69,855,000
Chemicals - Specialty - 1.96%
Air Products and Chemicals, Inc.	190,000	14,039,100
Mosaic Company*	600,000	15,996,000
Scotts Miracle-Gro Company (The)	200,000	8,806,000
		38,841,100
Coal - 0.29%
Foundation Coal Holdings, Inc.	170,000	5,837,800

Communications Equipment - 1.61%
Cisco Systems, Inc.*	1,080,000	27,534,600
Foundry Networks, Inc.*	325,000	4,408,625
		31,943,225
Computers - Main and Mini - 1.82%
Hewlett-Packard Company	900,000	36,126,000

Computers - Micro - 1.52%
Apple Inc.*	325,000	30,194,125

Computers - Peripherals - 4.49%
Adobe Systems Incorporated*	850,000	35,440,750
Microsoft Corporation	1,925,000	53,640,125
		89,080,875
Consumer Electronics - 1.51%
Research In Motion Limited*	220,000	30,028,900

Defense - 0.67%
General Dynamics Corporation	175,000	13,370,000

Electronic Components - 0.48%
Broadcom Corporation, Class A*	300,000	9,616,500

Food and Related - 0.94%
United Natural Foods, Inc.*	150,000	4,598,250
Wm. Wrigley Jr. Company	275,000	14,005,750
		18,604,000
Health Care - Drugs - 7.15%
Amgen Inc.*	550,000	30,720,250
Gilead Sciences, Inc.*	770,000	58,878,050
Merck & Co., Inc.	350,000	15,459,500
Novartis AG, ADR	325,000	17,754,750
Shire Pharmaceuticals Group plc, ADR	310,000	19,187,450
		142,000,000
Health Care - General - 3.90%
Da Vita Inc.*	665,000	35,457,800
Henry Schein, Inc.*	305,000	16,828,375
St. Jude Medical, Inc.*	400,000	15,044,000
Wyeth	200,000	10,006,000
		77,336,175
Hospital Supply and Management - 5.33%
Express Scripts, Inc.*	250,000	20,188,750
Health Net, Inc.*	283,500	15,255,135
MEDecision, Inc.*	460,000	2,944,000
PSS World Medical, Inc.*	750,000	15,866,250
UnitedHealth Group Incorporated	575,000	30,457,750
WellPoint, Inc.*	260,000	21,086,000
		105,797,885
Hotels and Gaming - 1.00%
Hilton Hotels Corporation	550,000	19,778,000

Household - General Products - 1.72%
Procter & Gamble Company (The)	540,000	34,106,400

Insurance - Property and Casualty - 1.90%
Hartford Financial Services Group Inc. (The)	200,000	19,116,000
Travelers Companies, Inc. (The)	360,000	18,637,200
		37,753,200
Metal Fabrication - 2.62%
Precision Castparts Corp.	500,000	52,025,000

Mining - 0.49%
Freeport-McMoRan Copper & Gold Inc., Class B	147,100	9,736,549

Multiple Industry - 4.80%
Altria Group, Inc.	480,000	42,148,800
General Electric Company	1,500,000	53,040,000
		95,188,800
Petroleum - Domestic - 1.67%
Equitable Resources, Inc.	686,250	33,159,600

Petroleum - International - 11.07%
ChevronTexaco Corporation	1,035,000	76,548,600
ConocoPhillips	1,079,100	73,756,485
Exxon Mobil Corporation	920,000	69,414,000
		219,719,085
Petroleum - Services - 6.64%
Baker Hughes Incorporated	165,000	10,911,450
Patterson-UTI Energy, Inc.	1,200,000	26,934,000
Schlumberger Limited	900,000	62,190,000
Smith International, Inc.	320,000	15,376,000
Transocean Inc.*	200,000	16,340,000
		131,751,450
Railroad - 2.63%
CSX Corporation	530,000	21,226,500
Norfolk Southern Corporation	200,000	10,120,000
Union Pacific Corporation	205,200	20,838,060
		52,184,560
Restaurants - 3.42%
McDonald's Corporation	375,000	16,893,750
P.F. Chang's China Bistro, Inc.*	240,000	10,050,000
Panera Bread Company, Class A*	200,000	11,803,000
YUM! Brands, Inc.	505,000	29,168,800
		67,915,550
Retail - General Merchandise - 0.83%
Wal-Mart Stores, Inc.	350,000	16,432,500

Retail - Specialty Stores - 0.94%
Home Depot, Inc. (The)	510,000	18,737,400

Security and Commodity Brokers - 3.81%
Chicago Mercantile Exchange Holdings Inc.	12,000	6,389,520
Goldman Sachs Group, Inc. (The)	90,000	18,596,700
Merrill Lynch & Co., Inc.	265,000	21,642,550
Prudential Financial, Inc.	160,000	14,441,600
UBS AG	245,000	14,560,350
		75,630,720
Timesharing and Software - 1.73%
Google Inc., Class A*	75,000	34,341,375

Trucking and Shipping - 0.85%
United Parcel Service, Inc., Class B	240,000	16,824,000

Utilities - Electric - 2.30%
Exelon Corporation	195,000	13,398,450
Mirant Corporation*	215,000	8,698,900
NRG Energy, Inc.*	327,000	23,557,080
		45,654,430
Utilities - Telephone - 0.79%
AT&T Inc.	400,000	15,772,000

TOTAL COMMON STOCKS - 99.69%		$1,978,988,704

(Cost: $1,534,222,262)

SHORT-TERM SECURITIES - 0.31%	Principal Amount in Thousands

Household - General Products
Fortune Brands Inc.,
5.5%, 4-2-07	$6,210	$6,209,051
(Cost: $6,209,051)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,985,197,755

(Cost: $1,540,431,313)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of Waddell & Reed Advisors Core Investment Fund
March 31, 2007
COMMON STOCKS	Shares	Value

Aircraft - 8.02%
Boeing Company (The)	1,971,100	$175,250,501
Lockheed Martin Corporation	960,600	93,197,412
United Technologies Corporation	929,800	60,437,000
		328,884,913
Beverages - 2.91%
Coca-Cola Company (The)	869,900	41,755,200
PepsiCo, Inc.	1,219,100	77,485,996
		119,241,196
Broadcasting - 2.57%
Comcast Corporation, Class A Special*	4,132,650	105,237,932

Capital Equipment - 5.06%
Deere & Company	1,325,650	144,018,616
Illinois Tool Works Inc.	1,226,600	63,292,560
		207,311,176
Chemicals - Petroleum and Inorganic - 5.21%
E.I. du Pont de Nemours and Company	2,167,000	107,114,810
Monsanto Company	1,939,000	106,567,440
		213,682,250
Chemicals - Specialty - 2.02%
Air Products and Chemicals, Inc.	1,119,250	82,701,382

Communications Equipment - 3.44%
Cisco Systems, Inc.*	3,902,100	99,484,039
QUALCOMM Incorporated	980,000	41,762,700
		141,246,739
Computers - Main and Mini - 5.56%
Hewlett-Packard Company	3,166,100	127,087,254
Xerox Corporation*	5,971,600	100,860,324
		227,947,578
Computers - Micro - 2.43%
Apple Inc.*	1,074,200	99,798,551

Computers - Peripherals - 2.98%
Adobe Systems Incorporated*	2,933,800	122,324,791

Consumer Electronics - 2.63%
Research In Motion Limited*	789,100	107,708,205

Defense - 3.23%
General Dynamics Corporation	1,731,200	132,263,680

Electronic Components - 0.54%
SanDisk Corporation*	510,600	22,371,939

Food and Related - 1.01%
Dean Foods Company*	885,000	41,364,900

Health Care - Drugs - 6.96%
Abbott Laboratories	2,498,300	139,405,140
Amgen Inc.*	1,015,700	56,731,924
Gilead Sciences, Inc.*	577,200	44,135,598
Novartis AG, Registered Shares (A)(B)	823,400	44,982,342
		285,255,004
Hospital Supply and Management - 1.41%
Medtronic, Inc.	1,182,300	58,003,638

Hotels and Gaming - 0.68%
Las Vegas Sands, Inc.*	321,500	27,845,115

Household - General Products - 1.94%
Colgate-Palmolive Company	1,191,500	79,580,285

Metal Fabrication - 1.52%
Precision Castparts Corp.	597,450	62,164,672

Motion Pictures - 1.13%
News Corporation Limited, Class B	1,890,100	46,250,747

Motor Vehicles - 1.63%
Ford Motor Company	8,499,000	67,057,110

Multiple Industry - 2.20%
Altria Group, Inc.	1,029,100	90,365,271

Non-Residential Construction - 1.39%
Fluor Corporation	634,200	56,900,424

Petroleum - International - 2.90%
Exxon Mobil Corporation	1,575,740	118,889,583

Petroleum - Services - 4.50%
Schlumberger Limited	967,800	66,874,980
Smith International, Inc.	1,021,400	49,078,270
Weatherford International Ltd.*	1,516,400	68,389,640
		184,342,890
Railroad - 1.71%
Union Pacific Corporation	689,850	70,054,268

Restaurants - 1.00%
YUM! Brands, Inc.	712,142	41,133,322

Retail - General Merchandise - 1.02%
Target Corporation	702,800	41,647,928

Retail - Specialty Stores - 4.90%
Best Buy Co., Inc.	1,266,040	61,681,469
Lowe's Companies, Inc.	2,217,400	69,825,926
Tiffany & Co.	1,528,300	69,507,084
		201,014,479
Security and Commodity Brokers - 15.65%
Charles Schwab Corporation (The)	4,990,000	91,192,250
Goldman Sachs Group, Inc. (The)	550,800	113,811,804
J.P. Morgan Chase & Co.	2,749,800	133,035,324
Merrill Lynch & Co., Inc.	901,500	73,625,505
Prudential Financial, Inc.	1,230,200	111,037,852
UBS AG (A)	2,000,000	118,833,066
		641,535,801
Timesharing and Software - 1.04%
Yahoo! Inc.*	1,364,800	42,697,768

TOTAL COMMON STOCKS - 99.19%		$4,066,823,537

(Cost: $3,386,972,255)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper - 0.08%
Construction Materials
Black & Decker Corp.,
5.52%, 4-2-07	$3,065	3,064,530

Municipal Obligations - Taxable
California - 0.25%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.),
5.29%, 4-10-07	10,000	10,000,000

Kansas - 0.07%
City of Park City, Kansas, Taxable Industrial Revenue Bonds (The Hayes Company, Inc.), Series 2001 (U.S. Bank, National Association),
5.42%, 4-2-07**	2,870	2,870,000

Washington - 0.18%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Columbia Heights Retirement Project), Series 2004 B (Wells Fargo Bank, N.A.),
5.33%, 4-2-07**	3,880	3,880,000
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Springfield Meadows Apartments Project), Series 2001B (U.S. Bank, National Association),
5.42%, 4-2-07**	2,805	2,805,000
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Mill Pointe Apartments Project), Series 1999B (U. S. Bank, National Association),
5.42%, 4-2-07**	850	850,000
		7,535,000

Total Municipal Obligations - Taxable - 0.50%		20,405,000

Notes - 0.11%
Finance Companies
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin - Madison Projects), (U.S. Bank, National Association),
5.32%, 4-5-07**	4,550	4,550,000

United States Government Agency Obligation - 0.12%
Overseas Private Investment Corporation,
5.33%, 4-4-07**	5,000	5,000,000

TOTAL SHORT-TERM SECURITIES - 0.81%		$33,019,530

(Cost: $33,019,530)

TOTAL INVESTMENT SECURITIES - 100.00%		$4,099,843,067

(Cost: $3,419,991,785)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

**Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

(A)Listed on an exchange outside of the United States.

(B)Security valued in good faith by the Valuation Committee appointed by the Board of Directors.

The Investments of Waddell & Reed Advisors Science and Technology Fund
March 31, 2007
COMMON STOCKS	Shares	Value

Business Equipment and Services - 11.45%
CheckFree Corporation*	2,940,900	$109,063,277
Euronet Worldwide, Inc.*	1,956,950	52,553,892
Global Cash Access, Inc.*	2,398,948	40,038,442
Headwaters Incorporated*	584,700	12,775,695
New Oriental Education & Technology Group Inc., ADR*	362,500	14,692,125
Telvent GIT, S.A.*	1,139,900	22,068,464
VeriFone Holdings, Inc.*	1,159,500	42,588,435
		293,780,330
Chemicals - Petroleum and Inorganic - 1.01%
E.I. du Pont de Nemours and Company	523,900	25,896,377

Chemicals - Specialty - 0.33%
VeraSun Energy Corporation*	425,000	8,444,750

Communications Equipment - 0.91%
Marvell Technology Group Ltd.*	1,388,800	23,311,008

Computers - Peripherals - 11.33%
Aspen Technology, Inc.*	5,163,600	67,152,618
Intuit Inc.*	1,275,200	34,895,848
Lawson Software, Inc.*	6,553,300	52,983,431
Red Hat, Inc.*	1,027,500	23,560,575
Symantec Corporation*	2,240,300	38,701,183
Synaptics Incorporated*	1,188,100	30,373,776
Transaction Systems Architects, Inc.*	1,323,100	42,822,131
		290,489,562
Consumer Electronics - 9.79%
Garmin Ltd.	649,300	35,153,102
NAVTEQ Corporation*	1,160,300	40,030,350
Research In Motion Limited*	1,287,800	175,778,261
		250,961,713
Defense - 2.86%
ESCO Technologies Inc.*	1,639,000	73,459,980

Electrical Equipment - 1.12%
Power-One, Inc.*	5,018,300	28,654,493

Electronic Components - 6.98%
Himax Technologies, Inc., ADR*	4,703,800	25,235,887
IPG Photonics Corporation*	604,600	11,611,343
MediaTek Incorporation (A)	2,394,700	27,498,670
Microchip Technology Incorporated	542,500	19,283,162
PMC-Sierra, Inc.*	3,962,800	27,799,042
Samsung Electronics Co., Ltd. (A)	113,100	67,682,079
		179,110,183
Electronic Instruments - 0.91%
Energy Conversion Devices, Inc.*	669,500	23,358,855

Food and Related - 3.38%
Archer Daniels Midland Company	2,359,100	86,578,970

Health Care - Drugs - 6.06%
Adams Respiratory Therapeutics, Inc.*	625,400	21,016,567
Affymetrix, Inc.*	1,447,300	43,505,838
Animal Health International, Inc.*	2,108,800	25,853,888
Genzyme Corporation*	1,085,300	65,101,721
		155,478,014
Health Care - General - 4.28%
Advanced Medical Optics, Inc.*	1,470,700	54,710,040
Home Diagnostics, Inc.*	781,500	8,448,015
NightHawk Radiology Holdings, Inc.*	1,280,200	23,254,833
Volcano Corporation*	1,304,600	23,495,846
		109,908,734
Hospital Supply and Management - 13.82%
Cerner Corporation*	3,204,533	174,470,799
HMS Holdings Corp.*	1,326,300	28,900,077
HealthSouth Corporation*	1,234,140	25,929,281
Triad Hospitals, Inc.*	30,900	1,614,525
WellCare Health Plans, Inc.*	982,000	83,715,500
WellPoint, Inc.*	489,800	39,722,780
		354,352,962
Petroleum - International - 4.90%
Noble Energy, Inc.	2,106,800	125,670,620

Timesharing and Software - 10.99%
Alliance Data Systems Corporation*	3,036,250	187,093,725
Eclipsys Corporation*	1,317,700	25,372,314
Google Inc., Class A*	65,500	29,991,468
Yahoo! Inc.*	1,260,500	39,434,743
		281,892,250
Utilties - Telephone - 1.67%
ALLTEL Corporation	689,500	42,749,000

TOTAL COMMON STOCKS - 91.79%		$2,354,097,801

(Cost: $1,755,037,748)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commerical Paper
Banks - 0.39%
Lloyds TSB Bank PLC,
5.265%, 4-2-07	$10,000	9,998,537

Beverages - 1.17%
Concentrate Manufacturing Company of Ireland (The) (Pepsico, Inc.),
5.25%, 4-10-07	10,000	9,986,875
Diageo Capital plc (Diageo plc),
5.45%, 4-2-07	10,000	9,998,486
Diageo Capital plc (Diageo plc),
5.32%, 4-4-07	10,000	9,995,567
		29,980,928
Capital Equipment - 1.03%
Caterpillar Inc.,
5.3%, 4-9-07	17,000	16,979,978
Deere (John) Capital Corporation,
5.27%, 4-24-07	9,465	9,433,132
		26,413,110
Construction Materials - 1.29%
Black & Decker Corp.,
5.52%, 4-2-07	25,000	24,996,167
Black & Decker Corp.,
5.33%, 4-5-07	8,000	7,995,262
		32,991,429
Finance Companies - 1.59%
Ciesco, LLC,
5.255%, 4-5-07	25,000	24,985,403
PACCAR Financial Corp.,
5.34%, 4-2-07	15,820	15,817,653
		40,803,056
Food and Related - 0.50%
Hershey Company (The),
5.26%, 4-11-07	12,900	12,881,152

Forest and Paper Products - 0.25%
Sonoco Products Co.,
5.47%, 4-2-07	6,386	6,385,030

Health Care - Drugs - 0.23%
GlaxoSmithKline Finance plc,
5.32%, 4-10-07	6,000	5,992,020

Mining - 0.20%
BHP Billiton Finance USA, Inc.,
5.3%, 4-5-07	5,000	4,997,055

Utilities - Gas and Pipeline - 0.72%
Michigan Consolidated Gas Co.:
5.33%, 4-2-07	12,500	12,498,149
5.35%, 4-3-07	6,000	5,998,217
		18,496,366

Total Commercial Paper - 7.37%		188,938,683

Municipal Obligation - Taxable - 0.08%
Kansas
City of Park City, Kansas, Taxable Industrial Revenue Bonds (The Hayes Company, Inc.), Series 2001 (U.S. Bank, National Association),
5.42%, 4-2-07**	1,980	1,980,000

Notes - 0.76%
Finance Companies
ETC Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2003 (U.S. Bank National Association),
5.42%, 4-2-07**	9,525	9,525,000
M2 Phoenix 1222 LLC, Taxable Variable Rate Demand Notes, (Wachovia Bank, National Association),
7.03561%, 4-5-07**	10,000	10,000,000
		19,525,000

TOTAL SHORT-TERM SECURITIES - 8.21%		$210,443,683

(Cost: $210,443,683)

TOTAL INVESTMENT SECURITIES - 100.00%		$2,564,541,484

(Cost: $1,965,481,431)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

**Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

(A)Listed on an exchange outside of the United States.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 30, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: May 30, 2007